Significant Accounting Policies - IPO (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Intial Offering Period	February 20, 2013
Stock Issued During Period Shares New Issues	2,360,000
Proceeds From Issuance Initial Public Offering	$ 35,400,000	$ 0